Cover	Mar. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 04, 2026
Entity File Number	001-38108
Entity Registrant Name	Cumulus Media Inc.
Entity Central Index Key	0001058623
Entity Tax Identification Number	82-5134717
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	780 Johnson Ferry Road NE
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30342
City Area Code	404
Local Phone Number	949-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false